Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Cash dividends per share	$ 0.38	$ 0.33	$ 0.33
Purchase of treasury stock, shares	355,580	80,142	232,151
Reissuance of treasury stock for stock option exercises, shares	121,979	77,529	145,628